Related party transactions - Summary of Related Party Transaction (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Advances provided to related parties	¥ 5,847	¥ 0	¥ 2,073
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Staff advances	0	0	10
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Advances provided to related parties	350	0	2,073
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans granted from related parties	0	9,961	0
Superb Origin International Limited [Member]
Related Party Transaction [Line Items]
Advances provided to related parties	¥ 5,497	¥ 0	¥ 0